20 Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of provisions [Line Items]
Provisions	R$ 1,283,662	R$ 1,078,451
Escrow deposits	(31,360)	(42,643)
Total	1,252,302	1,035,808
Customer claims [member]
Summary of provisions [Line Items]
Provisions	160,705	253,665
Escrow deposits	(10,553)	(9,973)
Total	150,152	243,692
Supplier claims [member]
Summary of provisions [Line Items]
Provisions	410,734	153,654
Escrow deposits	(358)	(298)
Total	410,376	153,356
Other civil claims [member]
Summary of provisions [Line Items]
Provisions	86,083	93,910
Escrow deposits	(2,505)	(16,496)
Total	83,578	77,414
Tax claims [member]
Summary of provisions [Line Items]
Provisions	59,678	59,143
Escrow deposits	(2,410)	(3,518)
Total	57,268	55,625
Labor claims [member]
Summary of provisions [Line Items]
Provisions	316,880	325,129
Escrow deposits	(15,503)	(12,329)
Total	301,377	312,800
Environmental claims [member]
Summary of provisions [Line Items]
Provisions	249,582	192,950
Escrow deposits	(31)	(29)
Total	249,551	192,921
Current [member]
Summary of provisions [Line Items]
Provisions	760,209	550,247
Escrow deposits	0	0
Total	760,209	550,247
Noncurrent [member]
Summary of provisions [Line Items]
Provisions	523,453	528,204
Escrow deposits	(31,360)	(42,643)
Total	R$ 492,093	R$ 485,561